CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAD)	Total	Total Enbridge Inc. shareholders' equity	Preference shares (Note 19)	Common shares (Note 19)	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss (Note 21)	Reciprocal shareholding (Note 11)	Noncontrolling interests (Note 18)	Comprehensive income/(loss)
Balance at Dec. 31, 2009			125,000,000	3,379,000,000	90,000,000	3,828,000,000	(654,000,000)	(154,000,000)	2,740,000,000
Increase (Decrease) in Stockholders' Equity
Dividend reinvestment and share purchase plan				224,000,000
Options exercised				80,000,000	(8,000,000)
Stock-based compensation					13,000,000
Dilution gains and other	15,000,000				36,000,000
Earnings attributable to Enbridge Inc.	951,000,000					951,000,000
Preference share dividends						(7,000,000)
Common share dividends declared						(648,000,000)
Dividends paid to reciprocal shareholder						19,000,000
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 18)	150,000,000					(150,000,000)
Earnings/(loss) attributable to noncontrolling interests									(182,000,000)	(182,000,000)
Other comprehensive loss attributable to Enbridge Inc. common shareholders	(373,000,000)						(373,000,000)
Change in unrealized loss on cash flow hedges									(12,000,000)	(12,000,000)
Change in foreign currency translation adjustment									(121,000,000)	(121,000,000)
Reclassification to earnings/(loss) of realized cash flow hedges									(13,000,000)	(13,000,000)
Reclassification to earnings/(loss) of unrealized cash flow hedges									(2,000,000)	(2,000,000)
Other comprehensive loss attributable to noncontrolling interests									(148,000,000)	(148,000,000)
Comprehensive income/(loss) attributable to noncontrolling interests									(330,000,000)	(330,000,000)
Distributions (Note 18)									(318,000,000)
Contributions (Note 18)									358,000,000
Dilution gains									15,000,000
Acquisitions (Note 6)									(41,000,000)
Dividends paid per common share (in canadian dollars per share)	0.85
Balance at Dec. 31, 2010	9,175,000,000	6,751,000,000	125,000,000	3,683,000,000	131,000,000	3,993,000,000	(1,027,000,000)	(154,000,000)	2,424,000,000
Increase (Decrease) in Stockholders' Equity
Shares issued			931,000,000
Dividend reinvestment and share purchase plan				229,000,000
Options exercised				57,000,000	(7,000,000)
Stock-based compensation					18,000,000
Dilution gains and other	22,000,000				100,000,000
Earnings attributable to Enbridge Inc.	833,000,000					833,000,000
Preference share dividends						(13,000,000)
Common share dividends declared						(759,000,000)
Dividends paid to reciprocal shareholder						25,000,000
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 18)	153,000,000					(153,000,000)
Acquisition of equity investment								(33,000,000)
Earnings/(loss) attributable to noncontrolling interests									416,000,000	416,000,000
Other comprehensive loss attributable to Enbridge Inc. common shareholders	(505,000,000)						(505,000,000)
Change in unrealized loss on cash flow hedges									(84,000,000)	(84,000,000)
Change in foreign currency translation adjustment									66,000,000	66,000,000
Reclassification to earnings/(loss) of realized cash flow hedges									(63,000,000)	(63,000,000)
Reclassification to earnings/(loss) of unrealized cash flow hedges									4,000,000	4,000,000
Other comprehensive loss attributable to noncontrolling interests									(77,000,000)	(77,000,000)
Comprehensive income/(loss) attributable to noncontrolling interests									339,000,000	339,000,000
Distributions (Note 18)									(355,000,000)
Contributions (Note 18)									735,000,000
Dilution gains									22,000,000
Acquisitions (Note 6)									(27,000,000)
Other									3,000,000
Dividends paid per common share (in canadian dollars per share)	0.98
Balance at Dec. 31, 2011	10,615,000,000	7,474,000,000	1,056,000,000	3,969,000,000	242,000,000	3,926,000,000	(1,532,000,000)	(187,000,000)	3,141,000,000
Increase (Decrease) in Stockholders' Equity
Shares issued			2,651,000,000	388,000,000
Dividend reinvestment and share purchase plan				297,000,000
Options exercised				78,000,000	(17,000,000)
Issuance of treasury stock (Note 11)					236,000,000			61,000,000
Stock-based compensation					26,000,000
Dilution gains and other	6,000,000				35,000,000
Earnings attributable to Enbridge Inc.	715,000,000					715,000,000
Preference share dividends						(105,000,000)
Common share dividends declared						(895,000,000)
Dividends paid to reciprocal shareholder						20,000,000
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 18)	197,000,000					(197,000,000)
Earnings/(loss) attributable to noncontrolling interests									241,000,000	241,000,000
Other comprehensive loss attributable to Enbridge Inc. common shareholders	(267,000,000)						(267,000,000)
Change in unrealized loss on cash flow hedges									(39,000,000)	(39,000,000)
Change in foreign currency translation adjustment									(60,000,000)	(60,000,000)
Reclassification to earnings/(loss) of realized cash flow hedges									23,000,000	23,000,000
Reclassification to earnings/(loss) of unrealized cash flow hedges									13,000,000	13,000,000
Other comprehensive loss attributable to noncontrolling interests									(63,000,000)	(63,000,000)
Comprehensive income/(loss) attributable to noncontrolling interests									178,000,000	178,000,000
Distributions (Note 18)									(421,000,000)
Contributions (Note 18)									382,000,000
Dilution gains									6,000,000
Acquisitions (Note 6)									(25,000,000)
Other									(3,000,000)
Dividends paid per common share (in canadian dollars per share)	1.13
Balance at Dec. 31, 2012	13,758,000,000	10,500,000,000	3,707,000,000	4,732,000,000	522,000,000	3,464,000,000	(1,799,000,000)	(126,000,000)	3,258,000,000